Risk Management - Potential Immediate Impacts Total Comprehensive Income Attributed to Shareholders from Changes in ALDA Market Values (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
-10%
Disclosure of credit risk exposure [line items]
CSM excluding NCI	$ (200)	$ (200)
Net income attributed to shareholders	(2,200)	(2,500)
Other comprehensive income attributed to shareholders	(200)	(200)
Other comprehensive income attributed to shareholders	(2,400)	(2,700)
+10%
Disclosure of credit risk exposure [line items]
CSM excluding NCI	200	200
Net income attributed to shareholders	2,200	2,500
Other comprehensive income attributed to shareholders	200	200
Other comprehensive income attributed to shareholders	$ 2,400	$ 2,700